Share capital, stock options and other stock-based plans (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 10,450	$ 14,871	$ 9,683
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of common shares in connection with merger (in shares)	653,532
Granted (in shares)		684,402	2,861,630
Vesting period (in years)		3 years
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 10,450	$ 14,871	$ 9,683
Granted (in shares)		684,402	5,556,630	5,792,162
Compensation cost not yet recognized		$ 6,594
Period for recognition (in years)		1 year 2 months 12 days
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		0	2,695,000
PSU's outstanding with vesting contingent on certain performance conditions (in shares)		1,695,000
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of common shares in connection with merger (in shares)	44,882,782	44,882,782	325,073	94,914
Issue of common shares on exercise of stock options (in shares)		845,491		43,071
Stock issued during period (in shares)			900,097